Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (7,326)		$ (7,639)	$ (7,260)	$ (6,723)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	204	$ 210	224
Credit related fair value adjustments		(19)	(20)	(24)
Carrying value		185	190	200
Carrying value net of related allowance		$ 185	189	199
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance			$ (1)	$ (1)

[1]	Represents principal amount owed net of write-offs.